Shareholder Report	8 Months Ended	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Capitol Series Trust
Entity Central Index Key		0001587551
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000247025
Shareholder Report [Line Items]
Fund Name	Oak Harvest Long/Short Hedged Equity Fund
Class Name	Institutional Shares
Trading Symbol	OHFGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(833) 549-4121
Additional Information Website	https://oakharvestfunds.com/documents/
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,940,269	$ 61,940,269	$ 61,940,269
Holdings Count | Holding	67	67	67
Advisory Fees Paid, Amount	$ 299,307
InvestmentCompanyPortfolioTurnover	105.00%